Investment in Diana Containerships Inc., textuals (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	9.81%		10.40%
Deconsolidation, Nature of Continuing Involvement, Description	significant influence exercised over Diana Containerships through its shareholding and its common executive Board
Equity Method Investments	$ 18,223		$ 24,734
Equity Method Investment, Quoted Market Value	12,634
Share Price	$ 3.79
Loss from Equity Method Investments	(4,011)	(1,818)
Cash dividends from investment in Diana Containerships Inc.	3,500	2,833
Dividends Receivable	$ 0		$ 1,000